Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Columbia Emerging Markets Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Fund
Class Name	Class A
Trading Symbol	EEMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 156	1.43%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, consumer discretionary, consumer staples and health care sectors boosted the Fund’s results most during the annual period.
Allocations
| Smaller allocation to the energy sector and to a lesser extent to utilities and materials sectors buoyed Fund results during the annual period.
Individual holdings
| Positions in Eastroc Beverage Co., a leading company in energy drinks and beverages in China; Accton Technology Corp., a Taiwanese networking and communication solutions provider; BYD Company, a leading Chinese electronic vehicle manufacturer; Xiaomi Corporation, a Chinese telecom equipment manufacturer; and Meituan, a Chinese company which provides a platform connecting consumers and merchants for food delivery, hotel, travel and other consumer services, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the financials, utilities energy and real estate sectors hurt the Fund’s results during the annual period.
Allocations
| Large weightings in consumer discretionary, consumer staples and real estate and a smaller allocation to communication services detracted.
Individual holdings
| Fund positions in Alibaba Group, a Chinese ecommerce leader; Phoenix Mills, an Indian mixed-use real estate developer; Samsung Electronics, a South Korean manufacturer of computer peripherals; REC Limited, an Indian financial services provider; and Hon Hai Precision Industry, a Taiwanese manufacturer of consumer electronics products, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	18.67	0.14	6.01
Class A (including sales charges)	11.83	(1.04)	5.38
MSCI Emerging Markets Index (Net)	16.80	5.21	6.92
MSCI EAFE Index (Net)	13.87	10.15	7.40

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 730,001,300
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 8,633,933
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 730,001,300
Total number of portfolio holdings	95
Management services fees (represents 1.08% of Fund average net assets)	$ 8,633,933
Portfolio turnover for the reporting period	56%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.9%
Tencent Holdings Ltd.	7.4%
Alibaba Group Holding Ltd.	3.7%
NU Holdings Ltd., Class A	3.2%
SK Hynix, Inc.	2.3%
Xiaomi Corp.	2.2%
MercadoLibre, Inc.	2.0%
ICICI Bank Ltd., ADR	1.8%
Contemporary Amperex Technology Co., Ltd., Class A	1.8%
Bharti Airtel Ltd.	1.8%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.9%
Tencent Holdings Ltd.	7.4%
Alibaba Group Holding Ltd.	3.7%
NU Holdings Ltd., Class A	3.2%
SK Hynix, Inc.	2.3%
Xiaomi Corp.	2.2%
MercadoLibre, Inc.	2.0%
ICICI Bank Ltd., ADR	1.8%
Contemporary Amperex Technology Co., Ltd., Class A	1.8%
Bharti Airtel Ltd.	1.8%

Columbia Emerging Markets Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Fund
Class Name	Class C
Trading Symbol	EEMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 237	2.18%

Expenses Paid, Amount	$ 237
Expense Ratio, Percent	2.18%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, consumer discretionary, consumer staples and health care sectors boosted the Fund’s results most during the annual period.
Allocations
| Smaller allocation to the energy sector and to a lesser extent to utilities and materials sectors buoyed Fund results during the annual period.
Individual holdings
| Positions in Eastroc Beverage Co., a leading company in energy drinks and beverages in China; Accton Technology Corp., a Taiwanese networking and communication solutions provider; BYD Company, a leading Chinese electronic vehicle manufacturer; Xiaomi Corporation, a Chinese telecom equipment manufacturer; and Meituan, a Chinese company which provides a platform connecting consumers and merchants for food delivery, hotel, travel and other consumer services, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the financials, utilities energy and real estate sectors hurt the Fund’s results during the annual period.
Allocations
| Large weightings in consumer discretionary, consumer staples and real estate and a smaller allocation to communication services detracted.
Individual holdings
| Fund positions in Alibaba Group, a Chinese ecommerce leader; Phoenix Mills, an Indian mixed-use real estate developer; Samsung Electronics, a South Korean manufacturer of computer peripherals; REC Limited, an Indian financial services provider; and Hon Hai Precision Industry, a Taiwanese manufacturer of consumer electronics products, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	17.72	(0.61)	5.23
Class C (including sales charges)	16.72	(0.61)	5.23
MSCI Emerging Markets Index (Net)	16.80	5.21	6.92
MSCI EAFE Index (Net)	13.87	10.15	7.40

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 730,001,300
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 8,633,933
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 730,001,300
Total number of portfolio holdings	95
Management services fees (represents 1.08% of Fund average net assets)	$ 8,633,933
Portfolio turnover for the reporting period	56%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio
composition is subject to change.
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.9%
Tencent Holdings Ltd.	7.4%
Alibaba Group Holding Ltd.	3.7%
NU Holdings Ltd., Class A	3.2%
SK Hynix, Inc.	2.3%
Xiaomi Corp.	2.2%
MercadoLibre, Inc.	2.0%
ICICI Bank Ltd., ADR	1.8%
Contemporary Amperex Technology Co., Ltd., Class A	1.8%
Bharti Airtel Ltd.	1.8%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.9%
Tencent Holdings Ltd.	7.4%
Alibaba Group Holding Ltd.	3.7%
NU Holdings Ltd., Class A	3.2%
SK Hynix, Inc.	2.3%
Xiaomi Corp.	2.2%
MercadoLibre, Inc.	2.0%
ICICI Bank Ltd., ADR	1.8%
Contemporary Amperex Technology Co., Ltd., Class A	1.8%
Bharti Airtel Ltd.	1.8%

Columbia Emerging Markets Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Fund
Class Name	Institutional Class
Trading Symbol	UMEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 129	1.18%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, consumer discretionary, consumer staples and health care sectors boosted the Fund’s results most during the annual period.
Allocations
| Smaller allocation to the energy sector and to a lesser extent to utilities and materials sectors buoyed Fund results during the annual period.
Individual holdings
| Positions in Eastroc Beverage Co., a leading company in energy drinks and beverages in China; Accton Technology Corp., a Taiwanese networking and communication solutions provider; BYD Company, a leading Chinese electronic vehicle manufacturer; Xiaomi Corporation, a Chinese telecom equipment manufacturer; and Meituan, a Chinese company which provides a platform connecting consumers and merchants for food delivery, hotel, travel and other consumer services, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the financials, utilities energy and real estate sectors hurt the Fund’s results during the annual period.
Allocations
| Large weightings in consumer discretionary, consumer staples and real estate and a smaller allocation to communication services detracted.
Individual holdings
| Fund positions in Alibaba Group, a Chinese ecommerce leader; Phoenix Mills, an Indian mixed-use real estate developer; Samsung Electronics, a South Korean manufacturer of computer peripherals; REC Limited, an Indian financial services provider; and Hon Hai Precision Industry, a Taiwanese manufacturer of consumer electronics products, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	18.87	0.38	6.27
MSCI Emerging Markets Index (Net)	16.80	5.21	6.92
MSCI EAFE Index (Net)	13.87	10.15	7.40

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 730,001,300
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 8,633,933
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 730,001,300
Total number of portfolio holdings	95
Management services fees (represents 1.08% of Fund average net assets)	$ 8,633,933
Portfolio turnover for the reporting period	56%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.9%
Tencent Holdings Ltd.	7.4%
Alibaba Group Holding Ltd.	3.7%
NU Holdings Ltd., Class A	3.2%
SK Hynix, Inc.	2.3%
Xiaomi Corp.	2.2%
MercadoLibre, Inc.	2.0%
ICICI Bank Ltd., ADR	1.8%
Contemporary Amperex Technology Co., Ltd., Class A	1.8%
Bharti Airtel Ltd.	1.8%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.9%
Tencent Holdings Ltd.	7.4%
Alibaba Group Holding Ltd.	3.7%
NU Holdings Ltd., Class A	3.2%
SK Hynix, Inc.	2.3%
Xiaomi Corp.	2.2%
MercadoLibre, Inc.	2.0%
ICICI Bank Ltd., ADR	1.8%
Contemporary Amperex Technology Co., Ltd., Class A	1.8%
Bharti Airtel Ltd.	1.8%

Columbia Emerging Markets Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Fund
Class Name	Institutional 2 Class
Trading Symbol	CEKRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 119	1.09%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, consumer discretionary, consumer staples and health care sectors boosted the Fund’s results most during the annual period.
Allocations
| Smaller allocation to the energy sector and to a lesser extent to utilities and materials sectors buoyed Fund results during the annual period.
Individual holdings
| Positions in Eastroc Beverage Co., a leading company in energy drinks and beverages in China; Accton Technology Corp., a Taiwanese networking and communication solutions provider; BYD Company, a leading Chinese electronic vehicle manufacturer; Xiaomi Corporation, a Chinese telecom equipment manufacturer; and Meituan, a Chinese company which provides a platform connecting consumers and merchants for food delivery, hotel, travel and other consumer services, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the financials, utilities energy and real estate sectors hurt the Fund’s results during the annual period.
Allocations
| Large weightings in consumer discretionary, consumer staples and real estate and a smaller allocation to communication services detracted.
Individual holdings
| Fund positions in Alibaba Group, a Chinese ecommerce leader; Phoenix Mills, an Indian mixed-use real estate developer; Samsung Electronics, a South Korean manufacturer of computer peripherals; REC Limited, an Indian financial services provider; and Hon Hai Precision Industry, a Taiwanese manufacturer of consumer electronics products, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	19.02	0.48	6.40
MSCI Emerging Markets Index (Net)	16.80	5.21	6.92
MSCI EAFE Index (Net)	13.87	10.15	7.40

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 730,001,300
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 8,633,933
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 730,001,300
Total number of portfolio holdings	95
Management services fees (represents 1.08% of Fund average net assets)	$ 8,633,933
Portfolio turnover for the reporting period	56%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.9%
Tencent Holdings Ltd.	7.4%
Alibaba Group Holding Ltd.	3.7%
NU Holdings Ltd., Class A	3.2%
SK Hynix, Inc.	2.3%
Xiaomi Corp.	2.2%
MercadoLibre, Inc.	2.0%
ICICI Bank Ltd., ADR	1.8%
Contemporary Amperex Technology Co., Ltd., Class A	1.8%
Bharti Airtel Ltd.	1.8%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.9%
Tencent Holdings Ltd.	7.4%
Alibaba Group Holding Ltd.	3.7%
NU Holdings Ltd., Class A	3.2%
SK Hynix, Inc.	2.3%
Xiaomi Corp.	2.2%
MercadoLibre, Inc.	2.0%
ICICI Bank Ltd., ADR	1.8%
Contemporary Amperex Technology Co., Ltd., Class A	1.8%
Bharti Airtel Ltd.	1.8%

Columbia Emerging Markets Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Fund
Class Name	Institutional 3 Class
Trading Symbol	CEKYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 114	1.04%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, consumer discretionary, consumer staples and health care sectors boosted the Fund’s results most during the annual period.
Allocations
| Smaller allocation to the energy sector and to a lesser extent to utilities and materials sectors buoyed Fund results during the annual period.
Individual holdings
| Positions in Eastroc Beverage Co., a leading company in energy drinks and beverages in China; Accton Technology Corp., a Taiwanese networking and communication solutions provider; BYD Company, a leading Chinese electronic vehicle manufacturer; Xiaomi Corporation, a Chinese telecom equipment manufacturer; and Meituan, a Chinese company which provides a platform connecting consumers and merchants for food delivery, hotel, travel and other consumer services, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the financials, utilities energy and real estate sectors hurt the Fund’s results during the annual period.
Allocations
| Large weightings in consumer discretionary, consumer staples and real estate and a smaller allocation to communication services detracted.
Individual holdings
| Fund positions in Alibaba Group, a Chinese ecommerce leader; Phoenix Mills, an Indian mixed-use real estate developer; Samsung Electronics, a South Korean manufacturer of computer peripherals; REC Limited, an Indian financial services provider; and Hon Hai Precision Industry, a Taiwanese manufacturer of consumer electronics products, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	19.11	0.53	6.46
MSCI Emerging Markets Index (Net)	16.80	5.21	6.92
MSCI EAFE Index (Net)	13.87	10.15	7.40

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 730,001,300
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 8,633,933
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 730,001,300
Total number of portfolio holdings	95
Management services fees (represents 1.08% of Fund average net assets)	$ 8,633,933
Portfolio turnover for the reporting period	56%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.9%
Tencent Holdings Ltd.	7.4%
Alibaba Group Holding Ltd.	3.7%
NU Holdings Ltd., Class A	3.2%
SK Hynix, Inc.	2.3%
Xiaomi Corp.	2.2%
MercadoLibre, Inc.	2.0%
ICICI Bank Ltd., ADR	1.8%
Contemporary Amperex Technology Co., Ltd., Class A	1.8%
Bharti Airtel Ltd.	1.8%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.9%
Tencent Holdings Ltd.	7.4%
Alibaba Group Holding Ltd.	3.7%
NU Holdings Ltd., Class A	3.2%
SK Hynix, Inc.	2.3%
Xiaomi Corp.	2.2%
MercadoLibre, Inc.	2.0%
ICICI Bank Ltd., ADR	1.8%
Contemporary Amperex Technology Co., Ltd., Class A	1.8%
Bharti Airtel Ltd.	1.8%

Columbia Emerging Markets Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Fund
Class Name	Class S
Trading Symbol	UMEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of October 2, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 113 (a)	1.18% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 113	[1]
Expense Ratio, Percent	1.18%	[2]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, consumer discretionary, consumer staples and health care sectors boosted the Fund’s results most during the annual period.
Allocations
| Smaller allocation to the energy sector and to a lesser extent to utilities and materials sectors buoyed Fund results during the annual period.
Individual holdings
| Positions in Eastroc Beverage Co., a leading company in energy drinks and beverages in China; Accton Technology Corp., a Taiwanese networking and communication solutions provider; BYD Company, a leading Chinese electronic vehicle manufacturer; Xiaomi Corporation, a Chinese telecom equipment manufacturer; and Meituan, a Chinese company which provides a platform connecting consumers and merchants for food delivery, hotel, travel and other consumer services, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the financials, utilities energy and real estate sectors hurt the Fund’s results during the annual period.
Allocations
| Large weightings in consumer discretionary, consumer staples and real estate and a smaller allocation to communication services detracted.
Individual holdings
| Fund positions in Alibaba Group, a Chinese ecommerce leader; Phoenix Mills, an Indian mixed-use real estate developer; Samsung Electronics, a South Korean manufacturer of computer peripherals; REC Limited, an Indian financial services provider; and Hon Hai Precision Industry, a Taiwanese manufacturer of consumer electronics products, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a)	18.87	0.38	6.27
MSCI Emerging Markets Index (Net)	16.80	5.21	6.92
MSCI EAFE Index (Net)	13.87	10.15	7.40
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 730,001,300
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 8,633,933
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 730,001,300
Total number of portfolio holdings	95
Management services fees (represents 1.08% of Fund average net assets)	$ 8,633,933
Portfolio turnover for the reporting period	56%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.9%
Tencent Holdings Ltd.	7.4%
Alibaba Group Holding Ltd.	3.7%
NU Holdings Ltd., Class A	3.2%
SK Hynix, Inc.	2.3%
Xiaomi Corp.	2.2%
MercadoLibre, Inc.	2.0%
ICICI Bank Ltd., ADR	1.8%
Contemporary Amperex Technology Co., Ltd., Class A	1.8%
Bharti Airtel Ltd.	1.8%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.9%
Tencent Holdings Ltd.	7.4%
Alibaba Group Holding Ltd.	3.7%
NU Holdings Ltd., Class A	3.2%
SK Hynix, Inc.	2.3%
Xiaomi Corp.	2.2%
MercadoLibre, Inc.	2.0%
ICICI Bank Ltd., ADR	1.8%
Contemporary Amperex Technology Co., Ltd., Class A	1.8%
Bharti Airtel Ltd.	1.8%

[1]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.
[2]	Annualized.